Document And Entity Information	Aug. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2025
Entity Registrant Name	Flowco Holdings Inc.
Entity Central Index Key	0002035149
Entity Emerging Growth Company	true
Entity File Number	001-42477
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-4382473
Entity Address, Address Line One	1300 Post Oak Blvd.
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	997-4877
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FLOC
Security Exchange Name	NYSE